Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information Abstract
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Entity Registrant Name	EZCHIP SEMICONDUCTOR LTD
Entity Central Index Key	0000892534
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Large Accelerated Filer